ORGANIZATION - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - BALANCE SHEET (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments:
Other invested assets	$ 63	$ 68
Total investments	1,716	1,370
Deferred policy acquisition costs	383	353	$ 351
Current and deferred income tax receivables	22	24
Other assets	29	29
Total Assets	5,584	5,108
LIABILITIES
Policyholders’ account balances	2,631	2,377
Future policy benefits and other policyholders’ liabilities	358	347
Total liabilities	5,208	4,679
Equity:
Retained earnings	36	97
Total shareholder's equity	376	429	483
Total Liabilities and Shareholder’s Equity	$ 5,584	5,108
Scenario, Previously Reported
Investments:
Other invested assets		75
Total investments		1,377
Deferred policy acquisition costs		374
Current and deferred income tax receivables		27
Other assets		22
Total Assets		5,132
LIABILITIES
Policyholders’ account balances		2,403
Future policy benefits and other policyholders’ liabilities		351
Total liabilities		4,709
Equity:
Retained earnings		91
Total shareholder's equity		423	474
Total Liabilities and Shareholder’s Equity		5,132
Restatement Adjustment
Investments:
Other invested assets		(7)
Total investments		(7)
Deferred policy acquisition costs		(21)
Current and deferred income tax receivables		(3)
Other assets		7
Total Assets		(24)
LIABILITIES
Policyholders’ account balances		(26)
Future policy benefits and other policyholders’ liabilities		(4)
Total liabilities		(30)
Equity:
Retained earnings		6
Total shareholder's equity		6	$ 9
Total Liabilities and Shareholder’s Equity		$ (24)